Trade and other receivables (Details 3) - INR (₨) ₨ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Trade and other receivables [Abstract]
Advances and other deposits (Refer Note (a) below)	₨ 1,793,841	₨ 1,605,204
Withholding taxes (Refer Note (b) below)	2,154,121	1,664,860
Other Current Receivables	3,947,962	3,270,064
Financial assets included in other receivables	₨ 157,779	₨ 100,681